Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Leasehold improvements	63,818,864	51,917,017	7,527,260
Furniture, fixtures and equipment	25,752,267	6,125,266	888,080
Motor vehicles	3,701,461	1,951,239	282,903
Total	93,272,592	59,993,522	8,698,243
Accumulated depreciation	(78,656,883)	(58,918,494)	(8,542,379)
Property and equipment, net	14,615,709	1,075,028	155,864

Depreciation expense was RMB12,172,802, RMB7,342,946 and RMB4,599,402 for the years ended December 31, 2020, 2021 and 2022, respectively.